UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FORM N-Q
NOVEMBER 30, 2010

Schedules of investments (unaudited)	November 30, 2010

WESTERN ASSET MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Bank Notes — 2.1%

Bank of America N.A.	0.300%	1/5/11	$25,000,000	$25,000,000
Bank of America N.A.	0.355%	1/27/11	179,000,000	179,000,000	(a)
Bank of America N.A.	0.588%	6/22/11	50,000,000	50,000,000	(a)(b)(c)

Total Bank Notes				254,000,000

Certificates of Deposit — 31.4%

Abbey National Treasury Services PLC	0.293%	12/10/10	150,000,000	150,000,000	(a)
Banco Santander	0.610%	2/1/11	75,000,000	75,000,000
Bank of Montreal	0.250%	1/21/11	95,000,000	95,000,000
Bank of Montreal	0.270%	1/24/11	134,000,000	134,000,000
Bank of Tokyo Mitsubishi	0.550%	1/28/11	75,000,000	75,000,000
Bank of Tokyo Mitsubishi	0.380%	3/28/11	64,000,000	64,000,000
Bank of Tokyo Mitsubishi	0.380%	5/6/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi	0.360%	5/9/11	95,000,000	95,000,000
Barclays Bank PLC	0.570%	7/18/11	80,000,000	80,000,000
Barclays Bank PLC	0.580%	7/29/11	14,000,000	14,000,000
BNP Paribas NY Branch	0.610%	2/2/11	34,000,000	34,000,000
BNP Paribas NY Branch	0.540%	2/10/11	110,000,000	110,000,000
BNP Paribas NY Branch	0.410%	3/25/11	60,000,000	60,000,000
BNP Paribas NY Branch	0.490%	6/22/11	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.454%	7/1/11	115,000,000	115,000,000	(a)
Chase Bank USA	0.250%	12/13/10	69,000,000	69,000,000
Citibank N.A.	0.710%	12/22/10	100,000,000	100,000,000
Citibank N.A.	0.360%	3/23/11	149,250,000	149,250,000
Credit Agricole SA	0.640%	2/3/11	150,000,000	150,000,000
Credit Suisse NY	0.300%	4/14/11	110,000,000	110,000,000
Deutsche Bank AG NY	0.400%	2/18/11	70,000,000	70,000,000
Deutsche Bank AG NY	0.340%	5/16/11	70,000,000	70,000,000
Dexia Credit Local S.A.	0.350%	12/6/10	114,125,000	114,125,000
Intesa San Paulo SpA NY	0.450%	3/7/11	112,000,000	112,000,000
Natixis NY	0.645%	12/1/10	70,000,000	70,000,000
Nordea Bank Finland NY	0.450%	5/3/11	24,500,000	24,505,173
Nordea Bank Finland PLC	0.220%	12/3/10	119,750,000	119,750,000
Nordea Bank Finland PLC	0.710%	12/9/10	74,000,000	74,000,000
Rabobank Nederland NY	0.560%	1/14/11	155,000,000	155,000,000
Royal Bank of Scotland	0.750%	1/28/11	75,000,000	75,000,000
Royal Bank of Scotland	0.450%	3/4/11	70,000,000	70,000,000
Royal Bank of Scotland	0.450%	3/7/11	80,000,000	80,000,000
Skandinaviska Enskilda Banken	0.515%	12/2/10	36,300,000	36,300,015
Skandinaviska Enskilda Banken	0.470%	12/29/10	40,000,000	40,000,620
Societe Generale	0.410%	4/7/11	77,000,000	77,000,000
Societe Generale NY	1.486%	5/5/11	100,000,000	100,000,000	(a)
Standard Chartered Bank	0.435%	4/6/11	75,000,000	75,001,310
State Street Bank & Trust	0.700%	1/12/11	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.220%	12/3/10	175,000,000	175,000,000
Svenska Handelsbanken NY	0.270%	12/1/10	50,750,000	50,750,000
Svenska Handelsbanken NY	0.280%	1/14/11	90,250,000	90,250,551
Svenska Handelsbanken NY	0.280%	1/31/11	22,500,000	22,500,000
Toronto Dominion Bank NY	0.590%	12/10/10	25,000,000	25,001,996
Toronto Dominion Bank NY	0.250%	1/18/11	68,350,000	68,350,000
UBS AG Stamford Branch	0.780%	1/21/11	87,999,000	87,999,000
UBS AG Stamford Branch	0.613%	4/26/11	90,000,000	90,000,000	(a)

Total Certificates of Deposit				3,794,783,665

Certificates of Deposit (Euro) — 0.5%

ING Bank	0.650%	2/2/11	65,000,000	65,001,134

Commercial Paper — 27.1%

ASB Finance Ltd.	0.403%	4/7/11	15,000,000	15,000,000	(a)(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Commercial Paper — (continued)

ASB Finance Ltd.	0.401%	5/4/11	$62,150,000	$62,043,655	(b)(d)
Australia & New Zealand	0.282%	12/16/10	40,000,000	39,999,867	(a)(b)
Automatic Data Processing	0.230%	12/1/10	187,335,000	187,335,000	(b)(d)
Banco Bilbao Vicaya	0.420%	12/7/10	77,000,000	76,994,610	(b)(d)
Banco Bilbao Vicaya	0.451%	2/16/11	20,000,000	19,980,750	(b)(d)
Banco Bilbao Vizcaya	0.491%	2/7/11	67,000,000	66,937,988	(d)
Banco Bilbao Vizcaya	0.451%	2/28/11	40,000,000	39,955,500	(d)
Bank of America Corp.	0.220%	12/1/10	74,650,000	74,650,000	(d)
Barclays U.S. Funding LLC	0.381%	3/28/11	68,300,000	68,215,650	(d)
BNZ International Funding Ltd.	0.501%	2/3/11	35,000,000	34,968,889	(b)(d)
BNZ International Funding Ltd.	0.441%	2/17/11	58,500,000	58,444,230	(b)(d)
BNZ International Funding Ltd.	0.396%	3/9/11	62,150,000	62,083,172	(b)(d)
BNZ International Funding Ltd.	0.401%	3/30/11	22,000,000	21,970,911	(b)(d)
BNZ International Funding Ltd.	0.401%	4/14/11	75,000,000	74,888,333	(b)(d)
Canadian Imperial Bank of Commerce	0.431%	1/27/11	63,825,000	63,781,546	(d)
Canadian Imperial Holdings Inc.	0.260%	1/7/11	74,650,000	74,630,052	(d)
Commerzbank U.S. Finance	0.381%	4/4/11	70,250,000	70,158,051	(d)
Credit Agricole North America Inc.	0.481%	3/3/11	14,830,000	14,811,809	(d)
Danske Corp.	0.652%	1/14/11	75,000,000	74,940,417	(b)(d)
Danske Corp.	0.441%	3/7/11	75,000,000	74,912,000	(b)(d)
Deutsche Bank Financial LLC	0.300%	1/5/11	112,200,000	112,167,275	(d)
DnB NOR Bank ASA	0.363%	4/21/11	50,000,000	50,000,000	(a)(b)
General Electric Capital Corp.	0.230%	12/1/10	164,650,000	164,650,000	(d)
General Electric Capital Corp.	0.421%	12/17/10	70,000,000	69,986,933	(d)
General Electric Capital Corp.	0.501%	1/21/11	47,000,000	46,966,708	(d)
General Electric Capital Corp.	0.361%	4/14/11	117,400,000	117,242,684	(d)
ING U.S. Funding LLC	0.602%	2/3/11	75,000,000	74,920,000	(d)
ING U.S. Funding LLC	0.431%	4/4/11	85,000,000	84,874,106	(d)
Lloyds Bank PLC	0.466 - 0.476%	3/16/11	112,325,000	112,169,538	(d)
Natixis U.S. Finance Corp.	0.602%	3/11/11	50,000,000	49,916,667	(d)
Nordea North America Inc.	0.451%	1/28/11	11,000,000	10,992,025	(d)
Nordea North America Inc.	0.290%	3/2/11	9,000,000	8,993,402	(d)
Novartis Finance Corp.	0.482%	5/9/11	36,000,000	35,923,680	(b)(d)
RBS Financial NV	0.471%	5/4/11	45,000,000	44,909,525	(d)
Reckitt Benckiser Treasury	0.250%	12/8/10	18,750,000	18,749,089	(b)(d)
Reckitt Benckiser Treasury	0.431%	4/5/11	56,475,000	56,390,679	(b)(d)
Reckitt Benckiser Treasury	0.431%	4/18/11	30,000,000	29,950,550	(b)(d)
Santander Central Hispano Finance (Delaware) Inc.	0.480%	1/13/11	24,000,000	23,986,240	(d)
Shell International Finance BV	0.320%	4/1/11	35,000,000	34,962,355	(b)(d)
Skandinaviska Enskilda Banken AB	0.391%	2/14/11	70,000,000	69,943,125	(b)(d)
Skandinaviska Enskilda Banken AG	0.541%	12/2/10	65,000,000	64,999,025	(b)(d)
Skandinaviska Enskilda Banken AG	0.511%	4/14/11	75,000,000	74,857,625	(b)(d)
Societe De Prise	0.321 - 0.326%	3/24/11	85,600,000	85,513,235	(b)(d)
Societe Generale N.A.	0.250%	12/1/10	123,211,000	123,211,000	(d)
Societe Generale N.A.	0.506%	2/4/11	46,055,000	46,013,007	(d)
Societe Generale N.A.	0.401%	5/5/11	55,000,000	54,905,278	(d)
State Street Boston	0.320%	1/24/11	60,000,000	59,971,200	(d)
State Street Corp.	0.280%	2/11/11	82,400,000	82,353,856	(d)
State Street Corp.	0.401%	2/14/11	75,000,000	74,937,500	(d)
Swedbank	0.531%	1/12/11	80,000,000	79,950,533	(d)
Swedbank	0.531%	1/25/11	40,000,000	39,967,611	(d)

Total Commercial Paper				3,281,076,881

Corporate Bonds & Notes — 3.2%

Berkshire Hathaway Finance Corp.	0.589%	1/11/11	10,864,000	10,867,977	(a)
Commonwealth Bank of Australia	0.358%	5/27/11	100,000,000	100,000,000	(a)(b)
JPMorgan Chase & Co.	0.459%	1/17/11	55,000,000	55,010,165	(a)
JPMorgan Chase Bank N.A.	0.253%	1/21/11	145,000,000	145,000,000	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Corporate Bonds & Notes — (continued)

National Australia Bank Ltd.	0.294%	8/19/11	$50,000,000	$50,000,000	(a)(b)
Nordea Bank AB	0.314%	3/15/11	40,000,000	40,000,000	(a)(b)

Total Corporate Bonds & Notes				400,878,142

Medium-Term Notes — 1.7%

American Honda Finance Corp.	0.303%	1/11/11	100,000,000	100,000,000	(a)(b)
Toyota Motor Credit Corp.	0.253%	1/10/11	50,000,000	50,000,000	(a)
Westpac Banking Corp.	0.429%	4/19/11	50,000,000	50,017,327	(a)(b)

Total Medium-Term Notes				200,017,327

Supranationals/Sovereigns — 0.3%

International Bank for Reconstruction & Development	0.468%	3/4/11	39,000,000	39,021,477	(a)

Time Deposits — 13.4%

Bank of Tokyo Mitsubishi	0.230%	12/1/10	99,650,000	99,650,000
BNP Paribas Grand Cayman	0.240%	12/1/10	104,650,000	104,650,000	(a)
Citibank Nassau	0.230%	12/3/10	50,000,000	50,000,000
Commerzbank Grand Cayman	0.240%	12/1/10	299,650,000	299,650,000	(a)
Credit Agricole Grand Cayman	0.250%	12/1/10	224,650,000	224,650,000	(a)
Dexia Credit Local NY	0.250%	12/1/10	254,800,000	254,800,000
DnB NOR Bank ASA	0.220%	12/1/10	49,174,000	49,174,000
Lloyds Bank PLC	0.250%	12/1/10	274,650,000	274,650,000	(a)
Natixis Grand Cayman	0.280%	12/1/10	264,650,000	264,650,000

Total Time Deposits				1,621,874,000

U.S. Government Agencies — 9.0%

Federal Farm Credit Bank (FFCB)	0.183%	5/19/11	160,000,000	159,992,492	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	1/14/11	75,000,000	74,983,500	(d)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,994,406	(a)
Federal Home Loan Bank (FHLB), Notes	0.153%	7/11/11	78,600,000	78,575,654	(a)
Federal Home Loan Bank (FHLB), Notes	0.158%	7/20/11	50,000,000	49,990,339	(a)
Federal Home Loan Bank (FHLB), Notes	0.259%	10/13/11	100,000,000	99,974,051	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	4/1/11	50,000,000	50,018,777	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.166%	5/5/11	150,000,000	149,980,803	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	1/25/12	100,000,000	99,895,385	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	2/14/11	119,000,000	118,952,896	(d)
Federal National Mortgage Association (FNMA), Notes	0.166%	5/13/11	100,000,000	99,995,534	(a)
Federal National Mortgage Association (FNMA), Notes	0.213%	9/19/11	50,000,000	49,984,044	(a)

Total U.S. Government Agencies				1,082,337,881

U.S. Treasury Bills — 0.8%

U.S. Treasury Bills	0.180%	3/3/11	100,000,000	99,954,000	(d)

U.S. Treasury Notes — 1.4%

U.S. Treasury Notes	0.875%	2/28/11	162,960,000	163,211,284

Repurchase Agreements — 9.1%

Barclays Capital Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $1,100,007,333; (Fully collateralized by various U.S. government obligations, 2.625% to 6.000% due 6/30/14 to 2/15/26; Market value - $1,122,000,026)	0.240%	12/1/10	1,100,000,000	1,100,000,000

TOTAL INVESTMENTS — 100.0% (Cost — $12,102,155,791#)				12,102,155,791
Liabilities in Excess of Other Assets — 0.0%				(2,938,914)

TOTAL NET ASSETS — 100.0%				$12,099,216,877

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET MONEY MARKET FUND
(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Illiquid security (unaudited).
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Schedules of investments (unaudited)	November 30, 2010

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 104.4%

U.S. Government Agencies — 67.6%

Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	12/1/10	$75,000,000	$75,000,000	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	12/23/10	75,000,000	74,991,750	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.240%	2/18/11	10,000,000	9,994,733	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	2/25/11	10,000,000	9,995,222	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.230%	3/2/11	125,000,000	124,927,326	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	3/28/11	50,000,000	49,967,500	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/7/11	25,000,000	24,983,243	(a)
Federal Farm Credit Bank (FFCB), Notes	0.503%	12/23/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.493%	1/20/11	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.253%	10/7/11	25,000,000	25,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	37,000,000	36,984,557	(b)
Federal Home Loan Bank (FHLB)	0.220%	12/3/10	50,000,000	49,999,805	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	12/1/10	15,329,000	15,329,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.250%	12/15/10	105,724,000	105,713,721	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.250%	12/17/10	27,000,000	26,997,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.250%	12/22/10	72,000,000	71,989,500	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.170%	1/4/11	100,000,000	99,983,945	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.150%	1/19/11	50,000,000	49,989,792	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	4/15/11	9,000,000	8,993,250	(a)
Federal Home Loan Bank (FHLB), Notes	0.260%	1/12/11	50,000,000	49,999,082
Federal Home Loan Bank (FHLB), Notes	0.230%	5/26/11	42,000,000	41,973,294	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	25,000,000	24,997,396	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	30,000,000	29,996,644	(b)
Federal Home Loan Bank (FHLB), Notes	0.158%	7/20/11	35,000,000	34,993,237	(b)
Federal Home Loan Bank (FHLB), Notes	0.223%	9/26/11	30,000,000	29,980,129	(b)
Federal Home Loan Banks (FHLB)	4.875%	12/10/10	48,920,000	48,975,863
Federal Home Loan Banks (FHLB)	3.820%	12/27/10	64,030,000	64,193,709
Federal Home Loan Banks (FHLB), Discount Notes	0.200%	4/14/11	12,028,000	12,019,046	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	12/2/10	100,000,000	99,999,472	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	12/13/10	75,000,000	74,995,500	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	12/20/10	50,000,000	49,993,403	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180 - 0.250%	12/27/10	90,118,000	90,103,441	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	1/7/11	35,000,000	34,993,165	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	2/14/11	50,000,000	49,983,333	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	3/14/11	56,498,000	56,464,054	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190 - 0.200%	3/28/11	175,000,000	174,888,688	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/12/11	62,139,000	62,093,432	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/20/11	50,000,000	49,961,111	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	4/26/11	50,000,000	49,949,306	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	5/16/11	50,000,000	49,944,667	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	4/1/11	50,000,000	50,018,778	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.166%	5/5/11	100,000,000	100,005,425	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.190%	12/8/10	207,971,000	207,963,663	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — (continued)

Federal National Mortgage Association (FNMA), Discount Notes	0.190 - 0.220%	12/15/10	$93,745,000	$93,737,563	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	12/20/10	8,000,000	7,999,198	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/22/10	48,475,000	48,467,931	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.301%	1/18/11	106,270,000	106,240,495	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	2/14/11	21,273,000	21,264,136	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.210%	2/23/11	77,336,000	77,298,105	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200 - 0.225%	3/30/11	155,372,000	155,264,706	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/26/11	9,250,000	9,242,497	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/29/11	23,500,000	23,480,547	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	5/25/11	19,500,000	19,479,146	(a)
Federal National Mortgage Association (FNMA), Notes	0.213%	9/19/11	40,000,000	39,987,235	(b)

Total U.S. Government Agencies				3,101,787,741

U.S. Treasury Notes — 12.3%

U.S. Treasury Notes	0.875%	1/31/11	175,000,000	175,203,333
U.S. Treasury Notes	0.875%	2/28/11	50,000,000	50,086,184
U.S. Treasury Notes	4.500%	2/28/11	60,000,000	60,634,263
U.S. Treasury Notes	0.875%	3/31/11	50,000,000	50,107,718
U.S. Treasury Notes	4.750%	3/31/11	200,000,000	203,012,391
U.S. Treasury Notes	1.125%	6/30/11	25,000,000	25,128,906

Total U.S. Treasury Notes				564,172,795

U.S. Treasury Bills — 10.5%

U.S. Treasury Bills	0.150%	12/23/10	150,000,000	149,986,250	(a)
U.S. Treasury Bills	0.185%	1/13/11	50,000,000	49,988,951	(a)
U.S. Treasury Bills	0.180%	2/10/11	50,000,000	49,982,250	(a)
U.S. Treasury Bills	0.185%	2/24/11	50,000,000	49,978,160	(a)
U.S. Treasury Bills	0.175%	3/3/11	50,000,000	49,977,882	(a)
U.S. Treasury Bills	0.180%	5/19/11	50,000,000	49,957,750	(a)
U.S. Treasury Bills	0.195%	5/26/11	50,000,000	49,952,333	(a)
U.S. Treasury Bills	0.210%	6/2/11	30,000,000	29,968,150	(a)

Total U.S. Treasury Bills				479,791,726

Repurchase Agreements — 14.0%

Barclays Capital Inc., tri-party repurchase
agreement dated 11/30/10; Proceeds at maturity -
$400,002,667; (Fully collateralized by various U.S.
government obligations, 4.750% to 6.625% due
3/31/11 to 2/15/27; Market value - $408,000,000)	0.240%	12/1/10	400,000,000	400,000,000
Deutsche Bank Securities Inc., tri-party repurchase
agreement dated 11/30/10; Proceeds at maturity -
$241,487,610; (Fully collateralized by U.S.
government agency obligations, 0.000% due
3/14/11; Market value - $246,316,434)	0.240%	12/1/10	241,486,000	241,486,000

Total Repurchase Agreements				641,486,000

TOTAL INVESTMENTS — 104.4% (Cost — $4,787,238,262#)				4,787,238,262
Liabilities in Excess of Other Assets — (4.4)%				(201,299,670)

TOTAL NET ASSETS — 100.0%				$4,585,938,592

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments †	-	$ 12,102,155,791	-	$ 12,102,155,791

† See Schedules of Investments for additional detailed categorizations.

Government Money Market Fund

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments †	-	$ 4,787,238,262	-	$ 4,787,238,262

† See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, neither the Money Market Fund nor the Government Money Market Fund invested in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011